Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 77.20%
FHLMC (12 Month LIBOR +1.63%)±	2.43%	10-1-2043	$7,598,310	$7,684,014
FHLMC Series 4683 Class EA	2.50	5-15-2047	5,651,302	5,250,267
FHLMC (12 Month LIBOR +1.64%)±	2.82	7-1-2047	1,452,221	1,425,562
FHLMC (12 Month LIBOR +1.64%)±	2.82	5-1-2049	42,346,810	41,131,417
FHLMC Series 4940 Class AG	3.00	5-15-2040	7,587,004	7,052,153
FHLMC (12 Month LIBOR +1.62%)±	3.52	10-1-2043	5,603,973	5,684,605
FHLMC (12 Month LIBOR +1.62%)±	3.88	2-1-2046	20,274,456	20,275,410
FHLMC (12 Month LIBOR +1.66%)±	4.03	9-1-2045	4,707,772	4,801,465
FHLMC (12 Month LIBOR +1.62%)±	4.03	8-1-2046	5,044,949	5,038,370
FHLMC (12 Month LIBOR +1.63%)±	4.10	4-1-2047	12,036,886	12,009,449
FHLMC (12 Month LIBOR +1.63%)±	4.11	1-1-2049	11,261,873	11,236,535
FHLMC (30 Day Average U.S. SOFR +2.13%)±	4.21	6-1-2052	4,567,107	4,370,223
FHLMC (12 Month LIBOR +1.85%)±	4.28	5-1-2042	518,906	521,478
FHLMC (12 Month LIBOR +1.69%)±	4.80	9-1-2047	7,059,731	7,167,435
FHLMC Series 3632 Class PK	5.00	2-15-2040	1,199,428	1,188,631
FHLMC (12 Month LIBOR +1.66%)±	5.38	6-1-2043	10,827,346	10,891,798
FHLMC Series 4494 Class FL (1 Month LIBOR +0.28%)±	5.39	7-15-2045	8,508,751	8,294,320
FHLMC Series 3284 Class AF (1 Month LIBOR +0.31%)±	5.42	3-15-2037	2,611,693	2,549,340
FHLMC STRIPS Series 317 Class F3 (1 Month LIBOR +0.52%)±	5.63	11-15-2043	3,357,133	3,283,213
FNMA Series 2016-27 Class EH	3.00	5-25-2035	7,491,547	7,122,734
FNMA	3.00	8-1-2036	3,032,448	2,828,456
FNMA (12 Month LIBOR +1.61%)±	3.46	7-1-2049	20,193,142	19,267,600
FNMA	3.50	7-1-2043	2,172,966	2,046,706
FNMA (1 Year Treasury Constant Maturity +2.04%)±	3.94	3-1-2049	2,394,294	2,340,214
FNMA	4.00	3-1-2031	3,355,595	3,295,295
FNMA	4.00	2-1-2034	2,043,038	2,006,067
FNMA	4.00	6-1-2038	4,714,577	4,629,548
FNMA (12 Month LIBOR +1.58%)±	4.04	6-1-2045	525,831	528,117
FNMA (12 Month LIBOR +1.58%)±	4.18	1-1-2046	619,978	622,985
FNMA (12 Month LIBOR +1.60%)±	4.45	9-1-2043	2,122,553	2,149,635
FNMA (12 Month LIBOR +1.56%)±	4.50	9-1-2045	540,114	547,886
FNMA (12 Month LIBOR +1.59%)±	4.86	5-1-2047	1,218,175	1,233,274
FNMA	5.00	10-1-2040	597,033	602,463
FNMA Series 2017-112 Class FC (1 Month LIBOR +0.35%)±	5.49	1-25-2048	1,083,290	1,039,398
FNMA Series 2006-104 Class PF (1 Month LIBOR +0.40%)±	5.54	11-25-2036	5,202,290	5,128,306
FNMA Series 2012-115 Class DF	5.54	10-25-2042	3,132,644	3,032,225
FNMA Series 2013-130 Class FD (1 Month LIBOR +0.40%)±	5.54	1-25-2044	1,401,296	1,369,110
FNMA Series 2014-74 Class FC (1 Month LIBOR +0.40%)±	5.54	11-25-2044	832,740	812,101
FNMA Series 2019-35 Class FA (1 Month LIBOR +0.40%)±	5.54	7-25-2049	1,065,522	1,041,773
FNMA Series 2019-33 Class FN (1 Month LIBOR +0.40%)±	5.54	7-25-2049	3,130,861	3,039,157
FNMA Series 2008-7 Class FA (1 Month LIBOR +0.45%)±	5.59	2-25-2038	329,769	327,745
FNMA Series 2019-50 Class FA (1 Month LIBOR +0.45%)±	5.59	9-25-2049	3,897,103	3,815,474
FNMA Series 2007-109 Class NF (1 Month LIBOR +0.55%)±	5.69	12-25-2037	993,211	979,890
FNMA%%	6.00	6-13-2053	9,000,000	9,105,469
FNMA (12 Month LIBOR +1.69%)±	6.06	11-1-2042	531,583	540,819
FNMA (12 Month LIBOR +1.58%)±	7.05	2-1-2046	513,266	521,985
GNMA	4.50	6-20-2048	1,352,217	1,331,337
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series 2010-167 Class FL (1 Month LIBOR +0.35%)±	5.50%	12-20-2040	$1,673,484	$1,648,596
GNMA Series 2019-125 Class DF (1 Month LIBOR +0.45%)±	5.60	10-20-2049	2,488,791	2,414,147
Total agency securities (Cost $252,760,296)				245,224,197
Asset-backed securities: 3.63%
AmeriCredit Automobile Receivables Trust Series 2022-1 Class A3	2.45	11-18-2026	2,271,000	2,190,211
Enterprise Fleet Financing LLC Series 2023-1 Class A3144A	5.42	10-22-2029	1,797,000	1,809,055
GM Financial Automobile Leasing Trust Series 2023-1 Class A4	5.16	1-20-2027	1,667,000	1,665,596
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	1,205,848	1,075,692
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%)±	5.42	1-25-2037	1,511,844	1,485,624
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%)±	6.27	11-25-2042	380,935	377,683
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%)144A±	6.56	2-17-2032	477,870	477,588
SoFi Professional Loan Program LLC Series 2021-A Class AFX144A	1.03	8-17-2043	2,221,275	1,885,727
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	624,659	563,636
SoFi Professional Loan Program LLC Series 2017-E Class A2B144A	2.72	11-26-2040	8,081	8,058
Total asset-backed securities (Cost $12,176,503)				11,538,870
Non-agency mortgage-backed securities: 5.03%
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	592,160	543,206
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	503,753	469,411
BX Commercial Mortgage Trust Series 2021-XL2 Class A (1 Month LIBOR +0.69%)144A±	5.80	10-15-2038	2,221,336	2,146,146
BX Commercial Mortgage Trust Series 2021-VOLT Class A (1 Month LIBOR +0.70%)144A±	5.81	9-15-2036	2,545,000	2,459,361
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	151,060	147,648
NewRez Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.75%)144A±	5.89	5-25-2055	4,795,267	4,752,385
Verus Securitization Trust Series 2019-INV2 Class A1144A±±	2.91	7-25-2059	354,204	341,380
Verus Securitization Trust Series 2019-4 Class A1144A	2.64	11-25-2059	174,174	166,981
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	2.69	11-25-2059	367,305	352,393
Verus Securitization Trust Series 2020-5 Class A1144A	1.22	5-25-2065	1,157,509	1,047,604
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,437,691	1,938,458
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	1,949,759	1,624,069
Total non-agency mortgage-backed securities (Cost $17,241,821)				15,989,042
U.S. Treasury securities: 14.69%
U.S. Treasury Notes	3.63	5-15-2026	663,000	655,282
U.S. Treasury Notes	3.88	3-31-2025	3,613,000	3,571,225
U.S. Treasury Notes	3.88	4-30-2025	4,560,000	4,510,303
U.S. Treasury Notes	3.88	1-15-2026	8,714,000	8,653,070
U.S. Treasury Notes	4.00	12-15-2025	957,000	953,150
U.S. Treasury Notes	4.00	2-15-2026	6,600,000	6,578,344
U.S. Treasury Notes	4.13	1-31-2025	7,618,000	7,553,128
U.S. Treasury Notes##	4.25	12-31-2024	9,774,000	9,702,604
See accompanying notes to portfolio of investments
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	4.25%	10-15-2025	$4,458,000	$4,457,303
U.S. Treasury Notes	4.50	11-30-2024	18,000	17,924
Total U.S. Treasury securities (Cost $46,849,295)				46,652,333

		Yield	Shares
Short-term investments: 0.78%
Investment companies: 0.78%
Allspring Government Money Market Fund Select Class♠∞##		5.01	2,457,848	2,457,848
Total short-term investments (Cost $2,457,848)				2,457,848
Total investments in securities (Cost $331,485,763)	101.33%			321,862,290
Other assets and liabilities, net	(1.33)			(4,210,858)
Total net assets	100.00%			$317,651,432

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,265,106	$171,935,407	$(178,742,665)	$0	$0	$2,457,848	2,457,848	$218,537
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	732	9-29-2023	$150,850,972	$150,666,188	$0	$(184,784)
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
Ultra 10-Year U.S. Treasury Notes	(56)	9-20-2023	$(6,692,362)	$(6,745,375)	$0	$(53,013)
5-Year U.S. Treasury Notes	(248)	9-29-2023	(27,076,485)	(27,051,375)	25,110	0
					$25,110	$(237,797)
See accompanying notes to portfolio of investments
4 | Allspring Short Duration Government Bond Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields,maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none,the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis,the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short Duration Government Bond Fund | 5

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$245,224,197	$0	$245,224,197
Asset-backed securities	0	11,538,870	0	11,538,870
Non-agency mortgage-backed securities	0	15,989,042	0	15,989,042
U.S. Treasury securities	46,652,333	0	0	46,652,333
Short-term investments
Investment companies	2,457,848	0	0	2,457,848
	49,110,181	272,752,109	0	321,862,290
Futures contracts	25,110	0	0	25,110
Total assets	$49,135,291	$272,752,109	$0	$321,887,400

Liabilities
Futures contracts	$237,797	$0	$0	$237,797
Total liabilities	$237,797	$0	$0	$237,797
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2023, $1,174,000 was segregated as cash collateral for these open futures contracts.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Short Duration Government Bond Fund